Offsets	May 11, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	International Seaways, Inc.
Form or Filing Type	S-3
File Number	333-269002
Initial Filing Date	Dec. 20, 2023
Fee Offset Claimed	$ 14,760.00
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, no par value
Unsold Securities Associated with Fee Offset Claimed | shares	100,000,000
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 100,000,000.00
Termination / Withdrawal Statement	The Registrant filed a Registration Statement on Form S-3 (File No. 333-224313), which was initially filed on April 17, 2018 and declared effective on May 21, 2018 (the "April 2018 Registration Statement"), and paid a filing fee of $12,450. $75,000,000 of the aggregate of $100,000,000 of securities registered under the April 2018 Registration Statement remained unsold upon filing of the Registration Statement on Form S-3 (File No. 333- 227915), which was initially filed on October 19, 2018 and declared effective on November 6, 2018 (the "October 2018 Registration Statement"). Pursuant to Rule 457(p) under the Securities Act, the Registrant applied the unused portion of the previously paid filing fee, $9,337.50, against amounts due in association with the filing of the October 2018 Registration Statement. Due to the application of the unused portion of the previously paid filing fee, the filing fee paid contemporaneously with the October 2018 Registration Statement was $2,782.50. All of the securities registered under the October 2018 Registration Statement remained unsold upon filing of the Registration Statement on Form S-3 (File No. 333-269002), which was originally filed on December 23, 2022 and was automatically effective upon filing (the "Prior Registration Statement"), and the related prospectus supplement filed pursuant to Rule 424(b)(5) of the Securities Act on December 20, 2023 with a maximum aggregate offering price of $100,000,000 (the "2023 Prospectus Supplement"). Pursuant to Rule 457(p) under the Securities Act, the Registrant applied the unused portion of the previously paid filing fee, $12,120.00, against amounts due in association with the filing of the 2023 Prospectus Supplement. Due to the application of the unused portion of the previously paid filing fee, the filing fee paid contemporaneously with the 2023 Prospectus Supplement was $2,640.00. As of the date of filing of this prospectus supplement, the registrant has sold none of such securities under the Prior Registration Statement and the 2023 Prospectus Supplement, leaving $100,000,000 of such securities (the "Unsold Securities") unsold in the Prior Registration Statement, representing $14,760 in registration fees attributable to such Unsold Securities under the Prior Registration Statement. Pursuant to Rule 457(p) under the Securities Act, filing fees in the amount of $14,760 relating to the Unsold Securities are being carried forward, and the offering of the Unsold Securities with respect to which such fee offset is claimed under the Prior Registration Statement is deemed terminated.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	International Seaways, Inc.
Form or Filing Type	S-3
File Number	333-269002
Filing Date	Dec. 20, 2023
Fee Paid with Fee Offset Source	$ 2,640.00
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	International Seaways, Inc.
Form or Filing Type	S-3
File Number	333-227915
Filing Date	Oct. 19, 2018
Fee Paid with Fee Offset Source	$ 2,782.50
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	International Seaways, Inc.
Form or Filing Type	S-3
File Number	333-224313
Filing Date	Apr. 17, 2018
Fee Paid with Fee Offset Source	$ 9,337.50